Operating Leases	12 Months Ended
Dec. 31, 2018
Operating Leases
OPERATING LEASES
23.	OPERATING LEASES

The Group leases number of office premises under operating lease. The future minimum rentals payable under non-cancellable operating leases are as follows:

	Year ended December 31,
	2018	2017	2016
	$000	$000	$000
Less than one year	423	278	266
Between one and five years	691	575	612

	1,113	853	878

Lease expenses during year ended December 30, 2018 amounted to $153k (2017: $142k; 2016: $146k).